Operating revenue (Policies)	12 Months Ended
Dec. 31, 2025
Operating Revenue
Operating revenue

Revenue from sanitation services

Revenue from the provision of water supply and sewage services are recognized upon water consumption or upon the provision of services. Revenues, including unbilled revenues, are recognized at the fair value of the consideration received or receivable for the provision of these services and are presented net of taxes and fees levied on them, rebates and discounts. Unbilled revenues represent revenue incurred, for which the service has been provided but has not yet billed by the end of each period, and is recognized as trade receivables based on monthly estimates.

Revenues are recognized based on IFRS 15 – Revenue from Contracts with Customers, which establishes a five-step model applicable to the revenue from contracts with customers. Revenues are recognized when they: i) identify contracts with customers; ii) identify the different obligations of the contract; iii) determine the transaction price; iv) allocate the transaction price to the performance obligations of the contracts; and v) satisfy all performance obligations. Amounts receivable in a legal dispute are recognized when they are received.

Construction revenue

Revenue from construction is recognized under IFRIC 12 (Service Concession Arrangements) and IFRS 15 (Revenue from Contracts with Customers), as all performance obligations are met over time. During the contract construction phase, the asset is classified as a contract asset and other concession assets, which the Company estimates that the fair value of its consideration is equivalent to the expected construction costs.

Income from inflation adjustment of financial assets of the concession

Restatement of assets classified as financial assets of the concession, as described in Note 15. The amounts are recognized considering the difference between the restatement of assets based on fair value by applying the Extended Consumer Price Index (IPCA) and the amortized cost of the bifurcated contract asset.

Current Taxes

Revenues from sanitation services are subject to the levy of PIS - Social Integration Program and Cofins – Contribution to Social Security Financing, calculated at the rates of 1.65% and 7.60%, except for financial revenues, which are calculated at the rates of 0.65% and 4.00%, respectively.

The taxes related to PIS and Cofins levied on the amounts invoiced to public entities are due when the invoices are received.

These taxes are calculated under the non-cumulative regime, and are presented net of the corresponding credits, as deductions from gross revenue. The line “other operating income” and “financial income” are presented net of these taxes in the income statement.

In addition, revenues from sanitation services are also subject to the levy of the TRCF – Regulation, Control and Oversight Fee, which results from ARSESP's performance of regulation, control and oversight activity (regulatory agency), calculated at a rate of 0.50% of the annual revenue directly obtained from the provision of the service, minus the amounts of taxes levied on it, and which acts as a transfer mechanism from Sabesp to the regulatory agency.

Deferred taxes

Taxes related to deferred PIS and COFINS are determined considering the tax rates (and laws) in effect on the date of preparation of the financial statements, and which are expected to be applicable when the respective taxes are realized, and are recognized only to the extent that it is probable that there will be a tax base to be paid or offset.